INVESTMENT IN JOINT VENTURE - Summarised financial information, Statement of financial position (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of joint ventures [line items]
Current Assets	$ 8,574,000	$ 6,528,000
Non-current assets	17,700,000	18,817,000
Current Liabilities	25,561,000	19,221,000
Non - Current Assets Liabilities	$ 1,792,000	1,856,000
Talicia Holdings Inc.. [Member]
Disclosure of joint ventures [line items]
Ownership interest	70.00%
THI
Disclosure of joint ventures [line items]
Percentage of which financial information is based on	100.00%
Current Assets	$ 9,358,000	8,534,000
Non-current assets	9,706,000	9,910,000
Current Liabilities	5,730,000	4,172,000
Non - Current Assets Liabilities	1,491,000	1,537,000
Net Assets	11,843,000	$ 12,735,000
Stock Subscription Receivable	$ 1,900,000